Stock-Based Compensation (Tables)	6 Months Ended
Jul. 02, 2022
Stock-Based Compensation
Summary of stock-based compensation expense recognized in the consolidated statements of operations

	Three Months Ended		Six Months Ended
	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Cost of revenue	$121	$—	$121	$—
General and administrative expenses	993	—	7,704	—
Total	$1,114	$—	$7,825	$—

Summary of unrecognized compensation cost, the weighted average period the cost is expected to be amortized, and estimated annual compensation cost for the future periods

			Weighted
			Average
			Remaining
			Period to be
	Unrecognized Compensation Cost		Recognized
	July 2,	July 3,	July 2,	July 3,
	2022	2021	2022	2021
Stock options	$6,370	$—	3.6	—

	Total Unrecognized Compensation Cost
	Total	2022	2023	2024	2025 and beyond
Stock options	$6,370	$875	$1,755	$1,755	$1,985